Schedule of goodwill (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill gross beginning	$ 27,001,383	$ 27,001,383
Goodwill impairment beginning	14,941,955
Goodwill net beginning	12,059,428	27,001,383
Goodwill Gross, impairment
Goodwill impairment loss		(14,941,955)
Goodwill impairment net		(14,941,955)
Goodwill gross ending	27,001,383	27,001,383	27,001,383
Goodwill Impairment, ending balance	(14,941,955)	(14,941,955)
Goodwill net ending	$ 12,059,428	12,059,428	27,001,383
Goodwill impairment gross
Goodwill impairment ending		$ (14,941,955)